Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage limit (in Dollars)	$ 250,000	$ 250,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption	34,500,000	34,500,000
Shares issued	6,266,667	6,266,667